Other Liabilities	3 Months Ended
Mar. 31, 2013
Other Liabilities

9. Other Liabilities

Other liabilities (non-current) consisted of the following as of December 31, 2011 and 2012 and March 31, 2013:

	December 31,		March 31, 2013
	2011	2012
			(unaudited)
Deferred tax liabilities	$—	$3,327	$3,327
Capital lease obligations	604	254	152
Accrued rent	122	435	548

Total	$726	$4,016	$4,027